Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activities
A summary of the Group’s share option activities under the 2010 and 2013 Plan for the years ended December 31, 2016, 2017 and 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2015	7,028,710	8.05	7.43	175,250
Granted	—
Forfeited and expired	(646,030)	17.08
Exercised	(934,880)	3.38		19,356
Outstanding as of December 31, 2016	5,447,800	7.78	6.39	43,531
Granted	—
Forfeited and expired	(99,344)	15.36
Exercised	(2,403,566)	6.29		45,141
Outstanding as of December 31, 2017	2,944,890	8.74	5.31	79,662
Granted	17,328	0.01
Forfeited and expired	(31,044)	7.03
Exercised	(395,590)	5.28		12,293
Outstanding as of December 31, 2018	2,535,584	9.24	4.42	45,620
Exercisable as of December 31, 2018	2,108,756	7.03	3.96	42,597
Fully vested and expected to vest as of December 31, 2018	11,685,222

Summary of RSUs activities
The following table sets forth the summary of RSUs activities for the years ended December 31, 2016, 2017 and 2018:

	Number of	Weighted Average Remaining Contractual	Weighted Average Grant Date
	RSUs	Life	Fair Value
		In years	US$
Unvested as of December 31, 2015	5,773,488	9.51
Granted	3,597,722		24.63
Forfeited	(1,077,996)
Vested	(1,243,076)
Unvested as of December 31, 2016	7,050,138	9.09
Granted	4,381,182		23.53
Forfeited	(2,104,716)
Vested	(1,890,568)
Unvested as of December 31, 2017	7,436,036	8.85
Granted	3,166,236
Forfeited	(813,520)		33.15
Vested	(2,083,858)
Unvested as of December 31, 2018	7,704,894	8.60
Fully vested and expected to vest as of December 31, 2018	17,885,512